Related party and employee transactions (Details) - USD ($)				12 Months Ended
	Jun. 06, 2018	Dec. 01, 2017	Sep. 12, 2017	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total current amounts due from related parties				$ 203,719,058	$ 271,567,484
Total non-current amounts due from related parties				15,056,284	15,283,028
Due from Related Parties, Total				218,775,342	286,850,512
Amounts due to related parties				66,619,920	77,062,355
Total non current amounts due to related parties					10,979,186
Total amounts due to related parties				66,619,920	88,041,541
Due from subsidiaries					2,854,538
Accrued interest expense				153,330,358	$ 32,363,632
Unsecured Debt [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)					10.00%
Working capital funds advanced from related parties current					$ 2,694,286
Debt term					3 years
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)		100.00%
Suzhou Yefang's noncontrolling interest holders
Related Party Transaction [Line Items]
Ownership interest acquired (as a percent)	100.00%
Henan Hongguang Olympic Real Estate Co Ltd
Related Party Transaction [Line Items]
Total current amounts due from related parties				87,047,162	$ 95,078,214
Qingdao Huiju
Related Party Transaction [Line Items]
Total current amounts due from related parties				0	10,035,794
Guangzhou Huanglong Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due from related parties				29,937,746	47,953,453
Xinzheng Meihang Network Technology Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due from related parties				0	2,854,538
Total non-current amounts due from related parties				1,065,531	0
Amounts due to related parties					$ 2,694,286
Xinzheng Meihang Network Technology Co., Ltd. | Loans Receivable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)					11.50%
Related party debt term					3 years
Madison Development Limited [Member]
Related Party Transaction [Line Items]
Total current amounts due from related parties				8,539,686	$ 33,768,281
Advances for operational needs				8,539,686
Madison Development Limited [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Accrued interest receivable				$ 624,125
Interest rate (as a percent)				15.00%
Suzhou Wanzhuo's non-controlling interest holders
Related Party Transaction [Line Items]
Total current amounts due from related parties				$ 29,323,571	32,032,079
Amounts due to related parties				2,711,240	2,961,668
Suzhou Wanzhuo's non-controlling interest holders | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, noncurrent				29,323,571
Suzhou Wanzhuo's non-controlling interest holders | Shareholder Service
Related Party Transaction [Line Items]
Working capital funds advanced from related parties current				2,711,240	2,961,668
Taicang Pengchi's non-controlling interest holders
Related Party Transaction [Line Items]
Total current amounts due from related parties				23,892,970	22,194,420
Cash consideration		$ 28,836,311
Taicang Pengchi's non-controlling interest holders | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working capital funds, noncurrent				23,892,970
Henan Qingning Apartment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				9,984,106	12,045,693
Total non current amounts due to related parties					10,979,186
Suzhou Rongjingchen Real Estate Co., Ltd.
Related Party Transaction [Line Items]
Total current amounts due from related parties				20,269,362	22,141,569
Others
Related Party Transaction [Line Items]
Total current amounts due from related parties				4,708,561	5,509,136
Total non-current amounts due from related parties				2,505,528	2,736,955
Amounts due to related parties				11,195,093	12,593,656
Suzhou Yefang's noncontrolling interest holders
Related Party Transaction [Line Items]
Total non-current amounts due from related parties				11,485,225	12,546,073
Amounts due to related parties				$ 1,538,601	1,771,522
Cash consideration	$ 15,615,240
Suzhou Wanzhuos
Related Party Transaction [Line Items]
Percentage of ownership sold			80.00%
Proceed from equity interest sold			$ 23,687,327
Suzhou Wanzhuos | Loans Receivable [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)				4.75%
Suzhou Yefang
Related Party Transaction [Line Items]
Working capital funds, noncurrent				$ 11,485,225
Accrued interest expense				1,538,601
Suzhou Kairongchen Real Estate Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties				$ 41,190,880	$ 44,995,530